Equity Method Investments - Share of Post-tax Earnings (Losses) in Equity Method Investments Reported in Consolidated Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of associates [line items]
Total share of post-tax earnings (losses) in equity method investments	$ 419	$ (825)	$ 989	$ (27)
YPL (formerly RHL) [member]
Disclosure of associates [line items]
Total share of post-tax earnings (losses) in equity method investments	421	(822)	995	(23)
Other equity method investments [member]
Disclosure of associates [line items]
Total share of post-tax earnings (losses) in equity method investments	$ (2)	$ (3)	$ (6)	$ (4)